CAPITAL LEASE OBLIGATIONS (Details 1) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases, Capital [Abstract]
2015	$ 58,596
2016	234,383
2017	113,649
2018	41,233
Total future payments	447,861	$ 434,808
Less amount representing interest	9,757	21,213
Present value of future minimum payments	438,104	413,595
Less current portion	225,918	182,388	$ 57,932
Long-term portion	$ 212,186	$ 231,207	$ 23,184